Debt (Scheduled Annual Principal Payments On Long-term Debt) (Details) $ in Thousands	Jul. 31, 2015 USD ($)
2015	$ 3,652
2016	3,241
2017	1,719
2018	1,204
2019	136,429
Thereafter	1,475,931
Total long-term debt	$ 1,622,176